Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 7,297,400	$ 8,870,800
Trading securities	4,100	7,000
Stable coins	100
Digital assets	5,760,400
Accounts receivable	508,800	422,800
Prepaid expenses and other assets	2,352,900	3,175,100
Current content assets, net	966,300	1,566,800
Total current assets	17,667,400	14,908,500
Non-current Assets:
Long-term investments	1,757,200	1,480,800
Goodwill	2,889,200	2,889,200
Content assets, net	113,500	183,800
Total non-current assets	4,759,900	4,553,800
Total assets	22,427,300	19,462,300
Current liabilities:
Accounts payable	775,300	1,000,500
Contract liabilities	1,738,200	2,095,500
Income taxes payable	4,400	2,700
Other current liabilities and accrued expenses	1,837,600	2,255,300
Total liabilities	4,355,500	5,354,000
Commitments and contingencies (Note 12)
Shareholders’ Equity:
Preferred stock, $0.001 par value, 2,000,000 shares authorized, no shares issued and outstanding
Paid-in capital	78,637,900	40,405,400
Accumulated deficit	(60,633,900)	(26,337,600)
Total shareholder’s equity	18,071,800	14,108,300
Total liabilities and shareholder’s equity	22,427,300	19,462,300
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	61,900	34,600
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	2,800	5,900
Class C Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	3,100
Related party
Current Assets:
Loans receivable - a related party	771,200	866,000
Due from a related party	$ 6,200